Share capital - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions					3 Months Ended		9 Months Ended	12 Months Ended
	Jul. 13, 2026 USD ($)	Jun. 04, 2026 CAD ($) $ / shares shares	Jan. 13, 2026 USD ($)	Sep. 10, 2025 shares	Jul. 31, 2026 CAD ($) $ / shares shares	Apr. 30, 2026 CAD ($) $ / shares shares	Jul. 31, 2026 CAD ($) $ / shares shares	Oct. 31, 2025	Jun. 19, 2026
Disclosure of objectives, policies and processes for managing capital [line items]
Minimum TLAC Leverage Ratio					9.50%		9.50%	9.00%
Minimum leverage ratio					3.50%		3.50%
Domestic systemically important bank buffer					0.50%		0.50%
Higher Buffer Rate [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer					3.00%		3.00%		3.50%
Fixed interest rate [member] | 6.750% Limited Recourse Capital Notes Series 10
Disclosure of objectives, policies and processes for managing capital [line items]
Share conversion basis	Subject to regulatory approval, we may redeem the LRCN Series 10 Notes, in whole or in part, on each January 28, April 28, July 28, and October 28, commencing on January 28, 2032, at par.
Notes, maturity date	January 28, 2087
Borrowings interest rate	6.75%
Borrowings, interest rate basis	Starting on January 28, 2032, and every five years thereafter until January 28, 2082, the interest rate will be reset to the then current five-year U.S. Treasury Rate plus 2.4997% per annum.
Notional amount	$ 500
Fixed interest rate [member] | 6.500% Limited Recourse Capital Notes Series 9 | October 28, 2085 [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Share conversion basis			Subject to regulatory approval, we may redeem the LRCN Series 9 Notes, in whole or in part, on each January 28, April 28, July 28, and October 28, commencing on July 28, 2031, at par.
Notes, maturity date			July 28, 2086
Borrowings interest rate			6.50%
Borrowings, interest rate basis			Starting on July 28, 2031, and every five years thereafter until July 28, 2081, the interest rate will be reset to the then current five-year U.S. Treasury Rate plus 2.727% per annum.
Notional amount			$ 700
Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Canada Domestic systemically important bank CET1 surcharge								1.00%
Minimum TLAC ratio					21.50%		21.50%
Minimum TLAC Leverage Ratio					7.25%		7.25%
Bottom of range [member] | Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
CET1 ratio							11.00%
Tier 1 capital ratio							12.50%
Total capital ratio							14.50%
Minimum TLAC ratio					3.00%		3.00%
Common shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Stock repurchased and cancelled during the period value		$ 2,593			$ 307	$ 892	$ 2,200
Shares repurchased and cancelled average price per share | $ / shares		$ 129.68			$ 153.73	$ 162.18	$ 133.31
Stock repurchased and cancelled during the period shares | shares		20,000,000			2,000,000	5,500,000	16,500,000
Common shares [member] | XTSE [Member] | Normal Course Issuer Bid [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Stock repurchased and cancelled during the period shares | shares		30,000,000		20,000,000
Last date for the completion of share repurchase		Jun. 07, 2027